Trade Receivables and Unbilled Revenue, Net - Summary of Trade Receivables and Unbilled Revenue (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Contract assets	$ 67,242	$ 50,002	$ 34,889
Unbilled revenue [member]
Disclosure of financial assets [line items]
Contract assets	$ 593	$ 246